PLANT AND EQUIPMENT, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Buildings and Improvements Gross Collateral To Bank Loan		¥ 34,041	¥ 35,238
Depreciation		10,226	9,840	¥ 13,305
Asset Impairment Charges	$ 596	¥ 4,213	¥ 0	¥ 25,873